Debt (Scheduled Debt Principal Payments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Long Term Debt By Maturity [Abstract]
2012	$ 35,206	$ 37,518
2013	9,193	9,131
2014	261,146	246,081
2015	49,315	49,160
2016	58,433	58,167
Thereafter through 2025	190,588	190,357
Unamortized discount	(999)	(1,045)
Total Scheduled Debt Principal Payments	$ 602,882	$ 589,369